Related Party Balance and Transactions - Schedule of Related Party Transactions are Measured at the Exchange Amount (Details) - USD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
KC-CRFG JV [Member]
Schedule of Related Party Transactions are Measured at the Exchange Amount [Line Items]
Provision of construction services	$ 4,695,289	$ 6,884,950	$ 8,937,204
Consultancy fee income	10	35,736	60,452
KC-Glory JV [Member]
Schedule of Related Party Transactions are Measured at the Exchange Amount [Line Items]
Provision of construction services		338,800	2,888,169
KC-Geotech JV (e) [Member]
Schedule of Related Party Transactions are Measured at the Exchange Amount [Line Items]
Provision of construction services	622	2,301,097	3,939,946
Related Party [Member]
Schedule of Related Party Transactions are Measured at the Exchange Amount [Line Items]
Provision of construction services	4,695,911	9,524,847	15,765,319
Consultancy fee income	44,409	99,394	139,362
KC-Geotech JV [Member]
Schedule of Related Party Transactions are Measured at the Exchange Amount [Line Items]
Consultancy fee income	$ 44,399	$ 63,658	$ 78,910